1933 Act
                                                                    Rule 497(j)


May 4, 2005                                                           VIA EDGAR
                                                                      ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:      PHL VARIABLE ACCUMULATION ACCOUNT
         PHL VARIABLE INSURANCE COMPANY
         REGISTRATION NOS. 333-48140 AND 811-08914

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statements of Additional Information do not materially differ from those contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 25, 2005.

If you have any questions concerning this filing, please call the undersigned at 860/403-5862.


Very truly yours,


/s/ Joseph P. DeCresce
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Joseph P. DeCresce, Counsel